Significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2021
Significant Accounting Policies [Abstract]
Basis of preparation	The consolidated financial statements of Global Blue Group Holding AG have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB), and are presented in thousands of Euros (EURk).
Basis of preparation
The comparative balances presented in these financial statements are those of Global Blue Group AG, the previous parent of the group, prior to the reorganization conducted as part of the merger and subsequent listing.
The consolidated financial statements have been prepared on a historical cost basis, except for warrants, derivative financial instruments and put options that have been measured at fair value.
The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements, are disclosed in Note 5.

Restatement of the Consolidated Financial Statements
Restatement of the Consolidated Financial Statements

On April 12, 2021, the Acting Director of the Division of Corporation Finance and Acting Chief Accountant of the Securities and Exchange Commission (the “SEC”) together issued a statement regarding the accounting and reporting considerations for warrants issued by special purpose acquisition companies entitled “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Statement”). The SEC Statement clarified guidance for all SPAC-related companies regarding the accounting and reporting for their warrants. That guidance, applicable for U.S. GAAP-reporting companies, could result in SPAC-issued warrants being classified as a liability measured at fair value, with non-cash fair value adjustments recorded in the statement of operations for each reporting period.
Under IFRS, and in relation to SPAC-issued warrants, there are alternative views on how to determine the charge for listing services; one view is to continue accounting for them under IFRS 2 and be presented in equity, and the other is to evaluate under IAS 32 and be presented as a liability and adjusted to fair value at the balance sheet date.
Given the alternative views, the Company deemed there was a choice to account for the warrants under IFRS 2 as part of equity or as a liability under IAS 32 and elected to present the warrants under IFRS 2. The Company has observed that other foreign private issuers have recently revised or restated their interim and/or annual financial statements, following the dialogue they reported with the Staff, and changed the presentation of their warrants from equity to liability under IFRS.
The Company, previously classifying its warrants as equity, reviewed and discussed the accounting treatment of its warrants with its financial advisors and the Audit Committee of its Board of Directors, and evaluated the applicability and potential impact of the SEC Staff’s view on the accounting for the warrants under IFRS.
Following this review and evaluation, and after consulting with management, the Company’s board of directors, upon the recommendation of the audit committee, concluded that, in light of the recent developments it should restate its financial statements to correct for the misapplication of IFRS and to account for the warrants as a liability that is adjusted to fair value. Therefore, the Company has restated its audited consolidated financial statements for the year ended March 31, 2021 to present the warrants as a liability and to adjust for the changes in fair value.
This restatement results in non-cash financial statement corrections for the Affected Period.
In addition, for the year ended March 31, 2021, basic and diluted loss per preference share were restated to correct the allocation of income between the two classes of shares. The adjustment to basic and diluted preference shares also reflects a correction in the number of weighted average shares outstanding.
Basis of consolidation	Basis of consolidation The consolidated financial statements comprise the financial statements of Global Blue Group Holding AG and its subsidiaries as of March 31, 2021, 2020 and 2019 .
Subsidiaries
Subsidiaries
Subsidiaries are all entities over which the Group has control. The Group controls an entity when it has power over that entity, when it is exposed or has rights to variable returns from its involvement with that entity and when it has the ability to use its power over that entity to affect the amount of the returns. Subsidiaries are fully consolidated from the date on which control is transferred to the Group and are de-consolidated from the date that control ceases.
Inter-company transactions, balances and unrealized gains on transactions between group companies are eliminated unless the transaction provides evidence of an impairment of the transferred asset. Unrealized gains/losses are also eliminated. Accounting policies of subsidiaries are consistent with the policies adopted and selected by the Group.

Transactions and Non-controlling interests
Transactions and Non-controlling interest
Transactions with non-controlling interests that do not result in loss of control are accounted for as equity transactions that is, as transactions with the owners in their capacity as owners. For purchases from non-controlling interests, the difference between fair value of any consideration paid and the relevant share acquired of the carrying value of net assets of the subsidiary is recorded in equity. Gain or losses on disposals to non-controlling interests are also recorded in equity.
When the Group ceases to have control, any retained interest in the entity is re-measured to its fair value at the date when control is lost, with the change in carrying amount recognized in profit or loss. This fair value is the initial carrying amount for the purposes of subsequently accounting for the retained interest as an associate, joint venture or financial asset. In addition, any amounts previously recognized in other comprehensive income in respect of that entity are accounted for as if the Group had directly disposed of the related assets or liabilities. This may mean that amounts previously recognized in other comprehensive income are reclassified to profit or loss.
Investments in joint ventures
Investment in joint ventures
The Group applies IFRS 11 to all joint arrangements. Under IFRS 11, investments in joint arrangements are classified as either joint operations or joint ventures, depending on the contractual rights and obligations of each investor. The Group has assessed the nature of its joint arrangement and determined it to be a joint venture. A joint venture is a type of joint arrangement whereby the parties, with joint control of the arrangement, have the rights to the net assets of the joint venture. The Group exercises joint control over a joint arrangement when decisions relating to the relevant activities of the arrangement require the unanimous consent of the Group and the other parties with whom control is shared.
Joint ventures are accounted for using the equity method.
Under the equity method of accounting, interest in a joint venture is initially recognized at cost and adjusted thereafter to recognize the Group’s share of the post-acquisition profits or losses and movements in other comprehensive income. When the Group’s share of losses in a joint venture equals or exceeds its interests in the joint venture, the Group does not recognize further losses, unless it has incurred obligations or made payments on behalf of the joint venture.

Changes in accounting policy
Changes in accounting policy
Changes in accounting policy in the financial year ended March 31, 2021
Amended standards became applicable for the current reporting period. The Company did not have to change its accounting policies or make retrospective adjustments as a result of adopting these standards.
Upcoming changes in accounting policy
New and revised standards will be applied in the financial years ended March 31, 2022 and beyond. Global Blue’s current assessment is that the standards, amendments and interpretation issued and not yet effective for the financial year ended March 31, 2022 will not have a significant impact on the consolidated financial statements.

IFRS 15 - Revenue from contracts with customers
Revenue recognition
Revenue is recognized when a customer obtains control of goods or services and thus has the ability to direct the use and obtain the benefits from the goods or services. Revenue represents the fair value of consideration received or receivable from clients for services provided by the Group, net of discounts, VAT and other sales-related taxes, after eliminating sales within the Group.
Revenue from external customers derives from the following services:
VAT refund services
Global Blue provides a solution that facilitates the VAT refund process for both merchants and travelers. Specifically, the traveler receives a refund from Global Blue of the total VAT paid, less a commission, which varies based on a number of factors such as the merchant, country and amount of purchase. After processing the refund, Global Blue invoices either the relevant merchant or the government, for the full VAT amount, which is paid to the Group in full. The merchant then reclaims the VAT from the government and invoices Global Blue in turn for their portion of the commission, the rate of which varies according to the contractual agreements with each customer. Whilst the transaction flow involves various parties, Global Blue’s involvement in respect of the tax authorities is considered to be of a pass-through nature, and it is therefore considered to be an agent for this part. The commission received by Global Blue, net of the share paid to the merchant, is recognized as revenue.
Such service is contracted with merchants, who are provided with a license to a specifically designed IT system, related forms to collect the relevant information about the traveler to allow a tax refund and any related training and support required to allow the merchant to make use of Global Blue’s service. These elements are all essential to the provision of VAT refund services and, as a result of their interdependency, and the fact the customer (i.e. merchant) would not be able to make use of such elements on their own, they are considered part of a single performance obligation.
Commission revenue is recognized at a point in time, upon receipt of a validated tax refund transaction from the traveler, which establishes the right to a VAT refund.
In certain instances, the payment to the traveler cannot be completed successfully and the amount due remains unclaimed. These unsuccessful payments represent a very small percentage of the large number of refunds processed. The revenue related to such amounts is recognized when the residual risk of a cash outflow is extinguished.
Service revenues from other related solutions, such as intelligence and marketing, are recognized at the point in time the services are performed and delivered. Timing of recognition is made by reference to when there is a right to consideration to the extent of the performance of contractual obligations and the agreed level of fees for the services.
Timing of recognition of revenue is made by reference to the time the advertisements are published on the appropriate medium and based on the agreed level of fees.
Payment and AVPS services
In a Dynamic Currency Choice transaction, a traveler pays for goods or services in their preferred currency, which is fixed at the time of the transaction and at which point the Group earns a commission for the foreign exchange spread for our service, from which fees are paid to both the participating merchant and the acquiring bank.
As the Company is acting only as an agent, revenue is recorded net in the consolidated income statement at the time of the transaction (i.e. at a point in time). The revenue recognized, consists of the total AVPS commission earned from the traveler (i.e. gross commission) less the amount of commissions paid to participating merchants and acquiring banks.
Global Blue provides other minor services to merchants (e.g., tax audit support to the merchant customers), which represent an insignificant part of the Company’s activities and have therefore not been separately considered for IFRS 15 purposes.

IFRS 16 - Leases
Leases
The lease liability is initially measured at the present value of the lease payments payable over the lease term discounted at the incremental borrowing rate.
The lease liability is subsequently remeasured to reflect changes in:
•the lease term (using a revised discount rate);
•the assessment of a purchase option (using a revised discount rate);
•the amounts expected to be payable under residual value guarantees (using the original discount rate); or
•future lease payments resulting from a change in an index or a rate used to determine those payments (using the original discount rate).
The lease contracts that do not meet the recognition criteria of IFRS 16 or qualify as exceptions, such as low value assets contracts or short-term lease contracts, are expensed through the income statement directly.
The interest expense on the lease liability is presented as a component of finance costs.

Revenue recognition
Revenue recognition
Revenue is recognized when a customer obtains control of goods or services and thus has the ability to direct the use and obtain the benefits from the goods or services. Revenue represents the fair value of consideration received or receivable from clients for services provided by the Group, net of discounts, VAT and other sales-related taxes, after eliminating sales within the Group.
Revenue from external customers derives from the following services:
VAT refund services
Global Blue provides a solution that facilitates the VAT refund process for both merchants and travelers. Specifically, the traveler receives a refund from Global Blue of the total VAT paid, less a commission, which varies based on a number of factors such as the merchant, country and amount of purchase. After processing the refund, Global Blue invoices either the relevant merchant or the government, for the full VAT amount, which is paid to the Group in full. The merchant then reclaims the VAT from the government and invoices Global Blue in turn for their portion of the commission, the rate of which varies according to the contractual agreements with each customer. Whilst the transaction flow involves various parties, Global Blue’s involvement in respect of the tax authorities is considered to be of a pass-through nature, and it is therefore considered to be an agent for this part. The commission received by Global Blue, net of the share paid to the merchant, is recognized as revenue.
Such service is contracted with merchants, who are provided with a license to a specifically designed IT system, related forms to collect the relevant information about the traveler to allow a tax refund and any related training and support required to allow the merchant to make use of Global Blue’s service. These elements are all essential to the provision of VAT refund services and, as a result of their interdependency, and the fact the customer (i.e. merchant) would not be able to make use of such elements on their own, they are considered part of a single performance obligation.
Commission revenue is recognized at a point in time, upon receipt of a validated tax refund transaction from the traveler, which establishes the right to a VAT refund.
In certain instances, the payment to the traveler cannot be completed successfully and the amount due remains unclaimed. These unsuccessful payments represent a very small percentage of the large number of refunds processed. The revenue related to such amounts is recognized when the residual risk of a cash outflow is extinguished.
Service revenues from other related solutions, such as intelligence and marketing, are recognized at the point in time the services are performed and delivered. Timing of recognition is made by reference to when there is a right to consideration to the extent of the performance of contractual obligations and the agreed level of fees for the services.
Timing of recognition of revenue is made by reference to the time the advertisements are published on the appropriate medium and based on the agreed level of fees.
Payment and AVPS services
In a Dynamic Currency Choice transaction, a traveler pays for goods or services in their preferred currency, which is fixed at the time of the transaction and at which point the Group earns a commission for the foreign exchange spread for our service, from which fees are paid to both the participating merchant and the acquiring bank.
As the Company is acting only as an agent, revenue is recorded net in the consolidated income statement at the time of the transaction (i.e. at a point in time). The revenue recognized, consists of the total AVPS commission earned from the traveler (i.e. gross commission) less the amount of commissions paid to participating merchants and acquiring banks.
Global Blue provides other minor services to merchants (e.g., tax audit support to the merchant customers), which represent an insignificant part of the Company’s activities and have therefore not been separately considered for IFRS 15 purposes.

Segment reporting
Segment reporting
Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker (CODM). The CODM, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Executive Committee (ExCom).
Other operating expenses
Amortization of intangible assets acquired through business combinations
Represents the amortization of the assets recognized in the process of the purchase price allocation during an acquisition. The majority of this amortization relates to the 2012 acquisition of Global Blue by Silver Lake and Partners Group (see below).
Exceptional items
Exceptional items consist of items which the board considers as not directly related to ordinary business operations and which are not included in the assessment of management performance. These are detailed in Note 10 and include; business restructuring expenses, corporate restructuring expenses, monitoring and directors fee, impairment of intangible assets, gains and losses on disposals of fixed assets, share-based payments, warrants revaluation and other exceptional items.

Amortization of intangible assets acquired through business combinations
Amortization of intangible assets acquired through business combinations
Represents the amortization of the assets recognized in the process of the purchase price allocation during an acquisition. The majority of this amortization relates to the 2012 acquisition of Global Blue by Silver Lake and Partners Group (see below).
Business combinations
A business combination is a transaction or event in which an acquirer obtains control of one or more businesses. The Group uses the acquisition method of accounting to account for business combinations. The consideration transferred for the acquisition of a subsidiary is the fair values of the assets transferred, the liabilities incurred, and the equity interests issued by the Group. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Acquisition-related costs are expensed as incurred. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. On an acquisition-by-acquisition basis, the Group recognizes any non-controlling interest in the acquiree either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s net assets.
The excess of the fair value of consideration transferred and the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired is recorded as goodwill.

Exceptional items
Exceptional items
Exceptional items consist of items which the board considers as not directly related to ordinary business operations and which are not included in the assessment of management performance. These are detailed in Note 10 and include; business restructuring expenses, corporate restructuring expenses, monitoring and directors fee, impairment of intangible assets, gains and losses on disposals of fixed assets, share-based payments, warrants revaluation and other exceptional items.

Finance Income / Expense
Finance Income / Expense
Interest income is recognized in the income statement as it accrues, using the effective interest method. Finance income comprises of interest receivable on funds invested, foreign exchange gains and losses, and gains and losses on hedging instruments that are recognized in the income statement.
Finance expense consists of interest payable on borrowings calculated using the effective interest rate method and interest payable on lease liabilities using the incremental borrowing rates.
Sales tax
Sales tax
Revenues, expenses and assets are recognized net of the amount of sales taxes / value added taxes except:
•where the sales tax incurred on a purchase of goods and services is not recoverable from the taxation authority, in which case the sales tax is recognized as part of the cost of acquisition of an asset or as part of the expense item as applicable; and
•receivables and payables are stated with the amount of sales tax included.
The net amount of sales tax recoverable from, or payable to, the taxation authority is included as part of receivables or payables in the statement of financial position.

Grants
Grants
A government grant is recognized in the income statement when there is reasonable assurance that both:
(a)the Group will comply with any conditions attached to the grant, and
(b)the grant will be received in accordance with IAS 20.
Government grants relating to costs are recognized in profit or loss over the period necessary to match them with the costs that they are intended to compensate.
Grants received are recognized within Operating Expenses as an offset to the associated costs.

Leases
Leases
The lease liability is initially measured at the present value of the lease payments payable over the lease term discounted at the incremental borrowing rate.
The lease liability is subsequently remeasured to reflect changes in:
•the lease term (using a revised discount rate);
•the assessment of a purchase option (using a revised discount rate);
•the amounts expected to be payable under residual value guarantees (using the original discount rate); or
•future lease payments resulting from a change in an index or a rate used to determine those payments (using the original discount rate).
The lease contracts that do not meet the recognition criteria of IFRS 16 or qualify as exceptions, such as low value assets contracts or short-term lease contracts, are expensed through the income statement directly.
The interest expense on the lease liability is presented as a component of finance costs.

Foreign currencies
Foreign currencies
Functional and presentation currency
Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the ‘functional currency’). The consolidated financial statements are presented in thousands of Euros, which is the Group’s presentation currency.
Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the income statement.
Group companies
The results and financial position of all the Group entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows:
•Assets and liabilities for each statement of financial position presented are translated at the closing rate at the date of the statement of financial position;
•Income and expenses for each income statement are translated at average exchange rates or at rates prevailing on the transaction dates (a reasonable approximation of the actual rate being available); and
•All resulting exchange differences are recognized as a separate component of other comprehensive income called “currency translation adjustments”.
On consolidation, exchange differences arising from the translation of the net investment in foreign operations, and of borrowings and other currency instruments designated as hedges of such investments, are taken to other comprehensive income. When a foreign operation is partially disposed of or sold, exchange differences that were recorded in equity are recognized in the income statement as part of the gain or loss on sale.
Goodwill arising on acquisition of a foreign operation and any fair value adjustment arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the closing rate.

Functional and presentation currency
Functional and presentation currency
Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the ‘functional currency’). The consolidated financial statements are presented in thousands of Euros, which is the Group’s presentation currency.

Property, plant and equipment
Property, plant and equipment
Property, plant and equipment, are stated at cost less accumulated depreciation and any accumulated impairment losses. The cost of an item of property, plant and equipment consists of the purchase price and any costs directly attributable to bringing the asset into use. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. All other repairs and maintenance are charged to the income statement during the financial period in which they are incurred.
Depreciation is calculated on a straight-line basis, writing down the assets, excluding any estimated residual value, in equal installments over their estimated useful economic lives as follows:
•Machinery, equipment and computers: 3-5 years
•Leasehold improvements: over the contract period
The residual values and useful economic lives of all Machinery, equipment and computers are reviewed on an annual basis and adjusted, if appropriate, at the end of each financial year. Leasehold improvements are depreciated over the remaining useful life of the related asset or to the date of the next leasehold renewal, whichever is sooner.
Gains and losses on disposals are calculated by comparing proceeds with carrying amount and are included as appropriate in "Exceptional items" in the income statement.
The Right of use asset is recognized according to IFRS 16 as follows:
•At the initial recognition of the lease, the Right of use asset is measured at the amount of lease liability plus any initial direct costs incurred by Global Blue and adjustments such as: lease incentives and payments at or prior to commencement;
•The asset is measured at cost less the accumulated depreciation and accumulated impairment.
Depreciation is calculated on a straight-line basis over the lease term.

Intangible assets
Intangible assets
Goodwill
The excess of the fair value of consideration transferred and the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired are recorded as goodwill.
Goodwill is included in “intangible assets” and carried at cost less accumulated impairment losses. Goodwill is tested annually for impairment or more frequently if events or changes in circumstances indicate a potential impairment. For the purposes of impairment testing, goodwill acquired in a business combination is allocated to each of the cash-generating units (CGU) that are expected to benefit from the synergies of the combination. For the impairment testing the carrying value of the CGU is compared to the recoverable amount, which is the higher of value-in-use and the fair value less costs of disposal. Any impairment is recognized immediately in the income statement. Impairment losses on goodwill are not reversed. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.
Customer relationships
Acquired customer relationships are recognized at the acquisition date at fair value and amortized over a 9 to 20.5 year period, reflecting the estimated useful life of these assets.
Customer contracts
Long-term customer contracts include the incremental costs of obtaining a contract with a customer and are recognized as assets, as long as a service is being rendered over the contract period.
Trademarks
Trademarks acquired in a business combination are recognized at fair value. Trademarks have a finite useful life and are carried at cost less accumulated amortization. Amortization is calculated using the straight-line method to allocate the cost over 20 years, reflecting the estimated useful life of these assets.
Software and other intangible assets
Computer software licenses that do not form an integral part of related hardware are capitalized at cost and amortized over their useful life.
Costs associated with maintaining computer software programs are recognized as an expense as incurred. Costs that are directly associated with the production of identifiable and unique software products controlled by the Group that will generate probable economic benefits beyond one year, are recognized as intangible assets. Costs include the software development employee costs and an appropriate portion of relevant overheads. Computer software development costs recognized as an intangible asset amortized over their useful economic life of 3-5 years.

Impairment of non-financial assets
Impairment of non-financial assets
Assets that have an indefinite useful life, for example goodwill, are not subject to amortization but are tested at least annually for impairment or more frequent if events or changes in circumstances indicate a potential impairment. Assets that are subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value-in-use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units). Non-ﬁnancial assets other than goodwill subject to impairments in previous years are reviewed for possible reversal of the impairment at each reporting date.

Financial assets
Financial assets
Classification
The Group classifies its financial assets in the two following categories: “at fair value through profit or loss” and “at amortized cost”. The classification depends on the purpose for which the financial assets were acquired. Management determines the classification of its financial assets at initial recognition as follows:
(a) Financial assets at fair value through profit or loss
Financial assets shall be measured at fair value through profit or loss unless they are measured at amortized cost or at fair value through other comprehensive income. Assets in this category are classified as current assets if expected to be settled within 12 months; otherwise, they are classified as non-current.
(b) Financial assets at amortized cost
Financial assets at amortized cost are held in order to collect contractual cash flows paid on specified dates, which solely consist of payment of principal and interest on the principal amount outstanding. These assets are included in current assets, except for maturities greater than 12 months after the end of the reporting period, which are classified as non-current assets. The Group’s Financial assets at amortized cost consist of trade receivables, other current receivables and cash and cash equivalents in the consolidated statement of financial position.
The Group does not have financial assets measured at fair value through OCI.

Trade and other current receivables
Trade receivables
Trade receivables are amounts due from merchants and tax authorities for merchandise sold or services performed in the ordinary course of the TFSS and Intelligence and Marketing businesses. The majority of amounts accounted as trade receivables are related to invoices and accruals for processed TFSS transactions as well as early refunds to tourists and refund agents. If collection is expected in one year or less, they are classified as current assets. If not, they are presented as non-current assets.
Trade receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method, less provisions for impairments. A provision for impairment of a trade receivable is established based on the expected credit loss model. The Group applies the IFRS 9 simplified approach to measuring the expected credit loss, which uses a lifetime expected loss allowance. To measure the expected credit loss, trade receivables have been grouped by countries, days past due and also by retailers, authorities and others.
The expected credit loss rates are based on the payment profiles of customers over a 12 months period before March 31, 2021, April 1, 2020 and April 1, 2019 respectively and the corresponding historical credit losses over the analyzed period. The historical credit losses are adjusted in order to reflect the current and forward-looking information on macroeconomic factors affecting the ability of customers to settle the receivables.
One of the potential consequences of COVID-19 pandemic is that merchants or customs and tax authorities could potentially fail or refuse to pay Global Blue, which could negatively impact Global Blue’s business and results of operations, resulting in an increase in Trade receivables past due for more than 3 months. That said, there has not been a material increase in trade receivables past due for more than 3 months since March 2020. In addition, Global Blue only pays the revenue share or commission to merchants after having collected the receivables, thereby reducing the net exposure. Thus, the Group concluded that there is no significant difference between the historical loss rates and the expected credit loss rates. Further details in relation to the COVID-19 pandemic are included in Note 45.
The Group applies the following expected loss rates for the financial year ended March 31:

Days past due	2021	2020	2019
0 – 3 months	0%	0%	0%
3 – 6 months	25%	25%	25%
6 – 9 months	50%	50%	50%
9 – 12 months	75%	75%	75%
>12 months	100%	100%	100%
The carrying amount of the asset is reduced through the use of an allowance account, and the amount of the loss is recognized in the income statement within "Other operating expenses". When a trade receivable is uncollectible, it is written off against the allowance account for trade receivables. Subsequent recoveries of amounts previously written off are credited against "Other operating expenses" in the income statement.
Other current receivables
Other current receivables primarily consist of amounts due from customers performed in the ordinary course of the Payments & AVPS business, from input VAT unrelated to the TFSS refunding activities, advances and deposits and tax receivable.

Prepaid expenses
Prepaid expenses
As a result of IFRS 15, a limited set of payments and contracts with customers are being treated as a discount, for the portion related to the current financial year, and a prepaid expense for the remaining amount. The prepaid expense is recorded under the name “Merchants” in the financial statement (refer to Note 21). The Group applies the IFRS 9 simplified approach to measuring the expected credit losses from contract assets, which uses the lifetime expected loss allowance model.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents include cash in hand, deposits held at call with banks and other short term highly liquid investments with original maturities of three months or less. Drawn bank overdrafts are shown within borrowings in current liabilities on the statement of financial position.

Preference shares
Preference shares
The Company accounts for preference shares under IAS32.
To determine the appropriate accounting treatment under IAS32, Global Blues reviews the term and conditions of the preference shares to conclude whether the preference shares have the characteristics of:
•a financial liability – when the preference shares pay a fixed rate or dividend and / or have a mandatory redemption feature at a future date, than the substance is that they are contractual obligation to deliver cash, and they are recognized as a liability;
•an equity instrument – when the preference shares do not have a fixed maturity and the issuer does not have a contractual obligation to make any payment.

Treasury shares
Treasury shares
The Company accounts for treasury shares under IAS32.
Consideration paid by Global Blue to acquire its own shares are debited directly to equity. Consideration received from the sale of treasury shares are credited directly to equity. No gain or loss is recognized on the purchase, sale, issue, or cancellation of treasury shares.
Treasury shares may be acquired and held by the entity or by other members of the consolidated group (i.e. an entity and its subsidiaries).
The incremental costs that directly attributable to the issuing or buying back treasury shares are recognized as a deduction from equity.
The remaining transaction costs (e.g. general administrative costs) should be expensed as incurred.

Financial liabilities
Financial liabilities
The Group classifies its financial liabilities in the following categories: “at fair value through profit and loss” or “other financial liabilities at amortized cost”, as appropriate.
All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings, less directly attributable transaction costs.
The Group's financial liabilities include trade creditors, bank overdrafts, interests bearing loans and borrowings, and derivative financial instruments.
(a) Financial instruments at fair value through profit and loss
Financial liabilities at fair value through profit and loss comprise of financial instruments held for trading, and warrants.
Financial liabilities are classified as held for trading if they are acquired for the purpose of selling in the near term. This category includes derivative financial instruments obtained by the Group that are not designated as hedging instruments in hedge relationships as defined by IFRS 9.
Gains and losses on liabilities held for trading are recognized in the income statement within “net finance costs”.
Warrants are accounted for as derivative financial instruments and therefore as financial liabilities through profit and loss as they give the holder the right to obtain a variable number of ordinary shares.
Such derivative financial instruments are initially recognized at fair value on the date on which the merger is consummated and are subsequently remeasured at fair value through profit or loss. The warrants expire on August 31, 2025 (the fifth anniversary of the closing) or earlier upon redemption or liquidation in accordance with their terms.

(b) Non-Convertible Preferred Equity Certificates (“NC-PECs”) issued by Global Blue Management & Co S.C.A.
The NC-PECs which were issued by an indirect subsidiary of the Company to senior management of the Group were considered as debt. They were recognized initially at fair value net of transaction costs incurred and were subsequently carried at amortized cost. Interest on these NC-PECs was calculated using the effective interest method and was recorded in the consolidated income statement within “finance costs”. All of the NC-PECs were settled as part of the capital reorganization. For more information please refer to Note 25.
(c) Interest-bearing loans and borrowings
Interest-bearing loans and borrowings are recognized initially at fair value, net of transaction costs incurred. Borrowings are subsequently carried at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the income statement over the period of the borrowings using the effective interest method.
Fees paid on the establishment of loan facilities are recognized as transaction costs of the loan to the extent that it is probable that some or all of the facility will be drawn down. In this case, the fee is deferred until the draw-down occurs. To the extent there is no evidence that it is probable that some or all of the facility will be drawn down, the fee is capitalized as a prepayment for liquidity services and amortized over the period of the facility to which it relates.
Derivative financial instruments and hedging activities
Derivative financial instruments
Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently re-measured at their fair value. The method of recognizing the resulting gain or loss depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged. The Group designates certain derivatives as either:
a)hedges of the fair value of recognized assets or liabilities or a firm commitment (fair value hedge);
b)hedges of a net investment in a foreign operation (net investment hedge);

The Group documents at the inception of the transaction the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedging transactions. The Group also documents its assessment both at hedge inception and on an ongoing basis, of whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items.
The full fair value of a hedging derivative is classified as a non-current asset or liability when the remaining maturity of the hedged item is more than 12 months, and as a current asset or liability when the remaining maturity of the hedged item is less than 12 months. Trading derivatives are classified as a current asset or liability.

Derecognition of financial assets and liabilities
Derecognition of financial assets and liabilities
Financial assets are derecognized when the contractual rights to the cash flow have expired or been transferred together with substantially all risks and rewards. Financial liabilities are derecognized when they are extinguished.

Share-based payment
Share-based payments
Cash settled share based payments
The cash settled share based compensation plan was implemented as part of the 2012 acquisition of the Group by funds advised by Silver Lake and Partners Group. The fair value of the employee’s services received in exchange of the grant of the shares was recognized as an expense. The total amount is determined by reference to the fair value of the shares granted and was recognized over the vesting period.
At the end of each reporting period, the Group revised its estimates of the fair value of the liability for the share-based payment and the difference was recognized under expenses. As soon as the Group estimated that the payment will happen within the next financial year, the liability was reclassified to the other short-term liabilities.
This compensation plan was completely settled with the capital reorganization. For more information, please refer to Note 25.
Equity settled share based payments
All share based payments in place as of March 31, 2021 qualify as equity settled share based payments in accordance with IFRS 2. As mentioned in Note 25 as part of Global Blue´s Management Incentive Plan some employees were granted share options and/or restricted shares.
The fair value of the employee option plan and restricted shares is recognized as an exceptional item expense with a corresponding increase in equity. The fair value is determined at the grant date and the total expense is recognized over the vesting period. At the end of each reporting period, the Group revises its estimates of the number of options/shares which are expected to vest based on the non market vesting and service conditions. The impact is recognized as profit or loss with the corresponding adjustment in equity.
Current income tax
Current and deferred income tax
The current income tax charge is calculated based on the tax laws enacted or substantively enacted at the balance sheet date in the countries where the Company’s subsidiaries operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate based on the amounts expected to be paid to the tax authorities.
Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, the deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting, nor taxable profit or loss. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realized, or the deferred income tax liability is settled.
Deferred income tax assets are recognized to the extent that it is probable that future taxable profit will be available against which the temporary differences, and the carry-forward of unused tax losses, can be utilized.

Deferred income tax
Current and deferred income tax
The current income tax charge is calculated based on the tax laws enacted or substantively enacted at the balance sheet date in the countries where the Company’s subsidiaries operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate based on the amounts expected to be paid to the tax authorities.
Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, the deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting, nor taxable profit or loss. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realized, or the deferred income tax liability is settled.
Deferred income tax assets are recognized to the extent that it is probable that future taxable profit will be available against which the temporary differences, and the carry-forward of unused tax losses, can be utilized.

Employee benefits
Employee benefits
Defined contribution plans
The Group has insured contributory plans covering substantially all employees. The costs for these plans are accounted for in the income statement within “employee benefit expenses”. Payments to defined contribution plans are charged as an expense as they fall due. Payments made to state plans are dealt with as payments to defined contribution plans where the Group’s obligations under the plans are equivalent to those arising in a defined contribution plan.
Defined benefit plans
The Group’s net obligation in respect of defined benefit pension plans is calculated separately for each plan by estimating the amount of future benefit that employees have earned in return for their service in the current and prior periods; that benefit is discounted to determine its present value, and the fair value of any plan assets is deducted. The discount rate is the yield at the balance sheet date on high-quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have maturity dates approximating to the terms of the Group’s obligations. The calculation is performed by a qualified actuary using the projected unit credit method.
Remeasurement gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to equity in other comprehensive income in the period in which they arise.
All past-service costs are recognized immediately in the income statement.
Other long-term benefits plans
Other long-term benefits are plans, other than defined contribution plans, defined benefit plans or termination benefits, which do not fall due wholly within 12 months after the end of the period in which the employees render the related service (e.g. long service leave plans). These obligations are measured as the present value of expected future payments to be made in respect of services provided by employees up to the end of the expected reporting period, using the projected unit credit method. The calculation takes into account the expected future salary levels, experience of employee departures and periods of service.
Remeasurement gains and losses arising from experience adjustments, changes in actuarial assumptions and the costs for these plans are accounted for in the income statement.

Termination benefits
Termination benefits
Termination benefits are payable when employment is terminated by the Group before the normal retirement date, or whenever an employee accepts voluntary redundancy in exchange for these benefits. The
Group recognizes termination benefits when it is demonstrably committed to a termination when the entity has a detailed formal plan to terminate the employment of current employees without possibility of withdrawal. In the case of a voluntary redundancy, the termination benefits are measured based on the number of employees expected to accept the offer.
Provisions
Provisions
Provisions for legal claims are recognized when the Group has a present legal or constructive obligation as a result of past events, and it is probable that an outflow of economic benefits will be required to settle the obligation and the amount has been reliably estimated. If the effect is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability.

Trade payables and Other current liabilities
Trade payables
Trade payables are obligations to pay for services that have been acquired in the ordinary course of business from merchants and in-transit payment to tourists. Trade creditors are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer). If not, they are presented as non-current liabilities.
In-transit payments to tourists
In-transit payments to tourists contain liabilities to tourists in connection with non-cash refunds and unsuccessful payments. The policy for non-cash refunds is that payments will be made within three weeks from the day Global Blue receives the refund request. In certain cases, non-cash refunds do not successfully go through, potentially due to incorrect card or bank details being provided by the traveler. These are then recognized as unsuccessful payments and accounted for as trade payables. When the legal expiration period has passed, which varies from 3 to 30 years from country to country, the unclaimed amount is treated as an extinguishment and the financial liability is released.
Trade creditors and other payables are stated at amortized cost.
Other current liabilities
The expected duration of other assets and liabilities is short, and the values are therefore recognized at nominal value without discounting. Other liabilities primarily consist of accounts payables which are obligations to pay for goods or services that have been acquired in the ordinary course of business from suppliers, VAT not related to the TFSS refunding activities and personnel-related taxes.

Business combinations
Amortization of intangible assets acquired through business combinations
Represents the amortization of the assets recognized in the process of the purchase price allocation during an acquisition. The majority of this amortization relates to the 2012 acquisition of Global Blue by Silver Lake and Partners Group (see below).
Business combinations
A business combination is a transaction or event in which an acquirer obtains control of one or more businesses. The Group uses the acquisition method of accounting to account for business combinations. The consideration transferred for the acquisition of a subsidiary is the fair values of the assets transferred, the liabilities incurred, and the equity interests issued by the Group. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Acquisition-related costs are expensed as incurred. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. On an acquisition-by-acquisition basis, the Group recognizes any non-controlling interest in the acquiree either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s net assets.
The excess of the fair value of consideration transferred and the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired is recorded as goodwill.